SUPPLEMENTAL CASH FLOW DISCLOSURES	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Disclosures
SUPPLEMENTAL CASH FLOW DISCLOSURES

23. SUPPLEMENTAL CASH FLOW DISCLOSURES

During the year ended December 31, 2022:

-	During the year ended December 31, 2022, $508,607 of inventory that was used for rental services was transferred to equipment.

During the year ended December 31, 2021:

-	The Company issued 371,901 common shares in lieu of cash for services rendered.
-	The Company issued 1,200,000 units for the acquisition of Vital Intelligence. Each unit is comprised of one common share and one warrant. These warrants have an exercise price of $13.35 per warrant, each convert to one common share, and have a life of two years.